SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 1.6%
	United States Treasury Note, 1.125% due 9/30/2021	$425,000	$ 426,112
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	329,343	337,727
	Total U.S. Treasury Securities (Cost $755,632)		763,839
	U.S. Government Agencies — 0.2%
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	1,800	1,802
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	0.534% (LIBOR 3 Month + 0.35%) due 4/15/2025	40,000	40,026
[b]	1.70% due 12/20/2022	15,000	14,991
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	9,615	10,274
	Series 2009-20E Class 1, 4.43% due 5/1/2029	33,462	36,253
	Total U.S. Government Agencies (Cost $100,137)		103,346
	Mortgage Backed — 13.2%
[a,c]	Angel Oak Mortgage Trust, LLC, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.674% due 7/27/2048	17,446	17,446
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	47,207	47,928
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	47,792	48,571
	BANK, CMBS, Series 2017-BNK5 Class A2, 2.987% due 6/15/2060	550,000	559,879
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	36,593	37,496
	COMM Mortgage Trust, CMBS,
	Series 2012-CR1 Class A3, 3.391% due 5/15/2045	406,896	412,721
	Series 2012-CR2 Class A4, 3.147% due 8/15/2045	450,000	459,204
	Series 2012-CR3 Class A3, 2.822% due 10/15/2045	88,009	89,577
	Series 2012-CR5 Class ASB, 2.388% due 12/10/2045	31,629	31,963
	Series 2014-CR15 Class A2, 2.928% due 2/10/2047	19,415	19,448
	Series 2016-COR1 Class A2, 2.499% due 10/10/2049	318,834	320,119
	Commercial Mortgage Trust, CMBS, Series 2017-CX9 Class A1, 2.025% due 9/15/2050	299,236	301,512
	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	37,522	39,232
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates CMBS,
	Series K036 Class A1, 2.777% due 4/25/2023	76,189	77,912
	Series K717 Class A2, 2.991% due 9/25/2021	75,372	75,517
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 0.423% (LIBOR 1 Month + 0.35%) due 11/15/2040	34,416	34,492
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	41,792	44,058
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	29,771	31,149
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	116,947	122,075
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AS7323, 2.50% due 6/1/2031	204,338	214,628
	Pool AS8538, 2.50% due 12/1/2026	98,612	103,095
	Pool FM1126, 3.00% due 3/1/2033	39,036	41,229
	Pool MA3557, 4.00% due 1/1/2029	68,641	72,844
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	34,420	34,925
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	52,256	53,012
[a,c]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	42,262	42,263
[a,c]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	47,554	47,718
	Government National Mtg Assoc., CMBS, Series 2013-55 Class AB, 1.579% due 12/16/2042	34,992	35,091
	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS,
	Series 2012-C6 Class A3, 3.507% due 5/15/2045	257,596	262,327
[c]	Series 2012-HSBC Class A, 3.093% due 7/5/2032	451,899	460,826
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	159,145	164,040
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS,
[a]	Series 2013-C10 Class ASB, 3.912% due 7/15/2046	393,587	404,096
	Series 2013-C7 Class AAB, 2.469% due 2/15/2046	49,121	49,768
	Series 2016-C31 Class A3, 2.731% due 11/15/2049	500,000	504,238
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 1.592% (LIBOR 1 Month + 1.50%) due 6/25/2057	28,634	29,001
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	37,044	37,433
[a,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.784% due 7/25/2059	55,435	56,075
	WFRBS Commercial Mortgage Trust, CMBS,
	Series 2012-C7 Class A2, 3.431% due 6/15/2045	500,000	508,721
	Series 2013-C14 Class ASB, 2.977% due 6/15/2046	62,473	63,955

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Series 2013-C17 Class ASB, 3.558% due 12/15/2046	$356,998	$ 369,665
	Total Mortgage Backed (Cost $6,302,463)		6,325,249
	Asset Backed Securities — 50.0%
	Auto Receivables — 14.0%
	ACC Trust,
[c]	Series 2019-2 Class A, 2.82% due 2/21/2023	18,902	18,954
[c]	Series 2020-A Class A, 6.00% due 3/20/2023	110,103	112,511
[c]	Series 2021-1 Class A, 0.74% due 11/20/2023	185,000	184,898
	Ally Auto Receivables Trust, Series 2018-2 Class A3, 2.92% due 11/15/2022	10,075	10,094
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-1 Class A, 1.89% due 4/13/2023	814	814
[c]	Series 2020-4 Class A, 0.53% due 3/13/2024	173,225	173,400
[c]	Series 2021-1 Class A, 0.35% due 5/13/2024	130,206	130,247
[c]	ARI Fleet Lease Trust, Series 2019-A Class A2A, 2.41% due 11/15/2027	182,111	183,404
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	96,754	98,083
[c]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	70,530	70,886
	CarMax Auto Owner Trust,
	Series 2017-4 Class C, 2.70% due 10/16/2023	60,000	60,480
	Series 2018-3 Class A3, 3.13% due 6/15/2023	87,087	87,874
	CarNow Auto Receivables Trust,
[c]	Series 2019-1A Class A, 2.72% due 11/15/2022	6,386	6,396
[c]	Series 2020-1A Class A, 1.76% due 2/15/2023	93,168	93,478
	Carvana Auto Receivables Trust,
[c]	Series 2020-N1A Class A, 1.53% due 1/16/2024	35,445	35,503
	Series 2021-N2 Class A1, 0.32% due 3/10/2028	400,000	399,916
[c]	Series 2021-P1 Class N, 2.16% due 12/10/2027	261,540	261,587
	CIG Auto Receivables Trust,
[c]	Series 2019-1A Class B, 3.59% due 8/15/2024	375,000	381,556
[c]	Series 2020-1A Class A, 0.68% due 10/12/2023	77,158	77,252
	CPS Auto Receivables Trust,
[c]	Series 2019-D Class B, 2.35% due 11/15/2023	64,283	64,477
[c]	Series 2020-A Class A, 2.09% due 5/15/2023	23,712	23,732
[c]	Series 2021-A Class A, 0.35% due 1/16/2024	85,354	85,383
[c]	Series 2021-B Class A, 0.37% due 3/17/2025	204,558	204,653
[c]	CPS Auto Trust, Series 2017-A Class D, 4.61% due 12/15/2022	45,273	45,581
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	404,760	405,578
	Drive Auto Receivables Trust, Series 2018-4 Class C, 3.66% due 11/15/2024	3,237	3,241
[c]	DT Auto Owner Trust, Series 2018-3A Class C, 3.79% due 7/15/2024	181,718	182,529
[c]	Exeter Automobile Receivables Trust, Series 2017-3A Class C, 3.68% due 7/17/2023	281,324	284,758
	FHF Trust,
[c]	Series 2020-1A Class A, 2.59% due 12/15/2023	96,027	96,809
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	112,389	112,357
[c]	First Investors Auto Owner, 3.60% due 4/17/2023	187,000	188,127
[c]	Flagship Credit Auto Trust, Series 2018-4 Class A, 3.41% due 5/15/2023	5,777	5,783
	Ford Credit Floorplan Master Owner Trust, Series 2018-3 Class A1, 3.52% due 10/15/2023	55,000	55,507
[c]	Foursight Capital Automobile Receivables Trust, Series 2021-1 Class A1, 0.27% due 2/15/2022	5,833	5,833
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class A, 2.47% due 11/15/2023	12,124	12,187
[c]	Series 2020-1A Class A, 2.17% due 2/15/2024	385,672	388,048
[c]	Series 2020-3A Class A, 0.69% due 10/16/2023	22,284	22,314
[c]	Series 2021-1A Class A, 0.34% due 5/15/2024	159,634	159,680
	Honda Auto Receivables Owner Trust, Series 2018-3 Class A3, 2.95% due 8/22/2022	13,615	13,682
[a,c]	Navistar Financial Dealer Note Master Trust, Series 2020-1 Class A, 1.042% (LIBOR 1 Month + 0.95%) due 7/25/2025	123,000	124,122
[c]	NextGear Floorplan Master Owner Trust, Series 2018-2A Class A2, 3.69% due 10/15/2023	206,000	207,989
[c]	Octane Receivables Trust, Series 2019-1A Class A, 3.16% due 9/20/2023	117,810	118,851
[b,c]	Oscar US Funding XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	100,000	101,253
[b,c]	Oscar US Funding XII, LLC, Series 2021-1A Class A1, 0.222% due 3/10/2022	79,140	79,138
[c]	Prestige Auto Receivables Trust, Series 2019-1A Class B, 2.53% due 1/16/2024	328,000	330,318
	Santander Drive Auto Receivables Trust, Series 2018-5 Class C, 3.81% due 12/16/2024	81,230	81,422
	Tesla Auto Lease Trust,
[c]	Series 2019-A Class A2, 2.13% due 4/20/2022	36,261	36,416
[c]	Series 2020-A Class A2, 0.55% due 5/22/2023	166,488	166,660

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	United Auto Credit Securitization Trust,
[c]	Series 2020-1 Class A, 0.85% due 5/10/2022	$ 1,634	$ 1,634
[c]	Series 2021-1 Class A, 0.34% due 7/10/2023	143,196	143,233
[c]	USASF Receivables, LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	81,135	81,463
[c]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	428,435	428,402
[c]	Westlake Automobile Receivables Trust, Series 2020-1A Class A2, 1.44% due 9/15/2023	100,174	100,526
			6,749,019
	Credit Card — 3.4%
	American Express Credit Account Master Trust,
	Series 2018-8 Class A, 3.18% due 4/15/2024	250,000	251,522
	Series 2019-1 Class A, 2.87% due 10/15/2024	200,000	203,780
[a]	Barclays Dryrock Issuance Trust, Series 2018-1 Class A, 0.403% (LIBOR 1 Month + 0.33%) due 7/15/2024	250,000	250,157
[c]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	220,000	222,398
	Genesis Private Label Amortizing Trust,
[c]	Series 2020-1 Class A, 2.08% due 7/20/2030	78,490	78,530
[c]	Series 2020-1 Class B, 2.83% due 7/20/2030	100,000	100,274
[c]	Series 2020-1 Class C, 4.19% due 7/20/2030	100,000	101,206
	World Financial Network Credit Card Master Trust, Series 2019-B Class A, 2.49% due 4/15/2026	400,000	408,506
			1,616,373
	Other Asset Backed — 28.1%
	Affirm Asset Securitization Trust,
[c]	Series 2020-A Class A, 2.10% due 2/18/2025	200,000	201,238
[c]	Series 2020-Z1 Class A, 3.46% due 10/15/2024	368,158	372,093
[c]	Series 2020-Z2 Class A, 1.90% due 1/15/2025	183,251	184,518
[c]	Amur Equipment Finance Receivables IX, LLC, Series 2021-1A Class A1, 0.22% due 4/20/2022	277,905	277,829
[c]	Amur Equipment Finance Receivables VI, LLC, Series 2018-2A Class A2, 3.89% due 7/20/2022	43,313	43,857
[c]	Amur Equipment Finance Receivables VII, LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	56,016	56,730
[c]	Amur Equipment Finance Receivables VIII, LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	80,002	80,676
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	48,669	49,998
[c,d]	Arm Master Trust, Series 2021-T2 Class A, 1.42% due 1/15/2024	300,000	299,986
[c]	Ascentium Equipment Receivables, Series 2017-2A Class C, 2.87% due 8/10/2022	90,000	90,864
	Avant Loans Funding Trust,
[c]	Series 2019-A Class B, 3.80% due 12/15/2022	11,751	11,763
[c]	Series 2019-B Class B, 3.15% due 10/15/2026	128,153	128,783
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	87,647	89,391
[a,c]	Bayview Opportunity Master Fund, Series 2017-RT3 Class A, 3.50% due 1/28/2058	39,242	39,650
[a,c]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	53,865	54,640
[c]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	86,905	87,773
	BCC Funding XVII, LLC,
[c]	Series 2020-1 Class A1, 0.31% due 10/20/2021	82,464	82,456
[c]	Series 2020-1 Class A2, 0.91% due 8/20/2025	500,000	501,099
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	88,899	91,232
[c]	Conn’s Receivables Funding, LLC, Series 2020-A Class A, 1.71% due 6/16/2025	56,274	56,303
[c]	Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1 Class A, 2.26% due 3/15/2028	34,247	34,388
[c]	Consumer Loan Underlying Bond Credit Trust, Series 2019-P2 Class A, 2.47% due 10/15/2026	11,174	11,195
[c]	Crossroads Asset Trust, Series 2021-A Class A1, 0.374% due 12/20/2021	430,894	430,947
[c]	Dell Equipment Finance Trust, Series 2020-1 Class A2, 2.26% due 6/22/2022	51,555	51,888
[c]	Dext, LLC, Series 2020-1 Class A, 1.46% due 2/16/2027	139,335	140,037
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	97,447	100,424
[c]	DLL Securitization Trust, Series 2017-A Class A4, 2.43% due 11/17/2025	80,866	81,079
[c]	Encina Equipment Finance, LLC, Series 2021-1A Class A1, 0.50% due 9/15/2025	372,217	372,607
	Foundation Finance Trust,
[c]	Series 2016-1A Class A, 3.96% due 6/15/2035	6,684	6,720
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	15,801	16,024
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	62,673	65,169
	Freed ABS Trust,
[c]	Series 2019-1 Class B, 3.87% due 6/18/2026	27,924	28,135
[c]	Series 2019-2 Class A, 2.62% due 11/18/2026	8,503	8,512
[c]	Series 2020-2CP Class A, 4.52% due 6/18/2027	13,172	13,224
[c]	Series 2020-3FP Class A, 2.40% due 9/20/2027	16,595	16,615
[c]	Series 2020-FP1 Class A, 2.52% due 3/18/2027	50,412	50,628
[c]	Series 2021-1CP Class A, 0.66% due 3/20/2028	108,908	108,954
[c]	Series 2021-2 Class A, 0.68% due 6/19/2028	185,266	185,491

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[a,c]	Gracie Point International Funding, Series 2020-B Class A, 1.492% (LIBOR 1 Month + 1.40%) due 5/2/2023	$ 99,996	$ 100,926
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	91,794	94,435
[c]	LendingClub Receivables Trust, Series 2020-6A Class A, 2.75% due 11/15/2047	133,666	134,424
[c]	Lendingpoint Asset Securitization Trust, Series 2019-2 Class C, 4.66% due 11/10/2025	300,000	302,745
[c]	Lendmark Funding Trust, Series 2018-2A Class A, 4.23% due 4/20/2027	200,000	202,144
	LL ABS Trust,
[c]	Series 2019-1A Class A, 2.87% due 3/15/2027	9,007	9,014
[c]	Series 2019-1A Class B, 3.52% due 3/15/2027	100,000	100,898
[c]	Series 2020-1A Class A, 2.33% due 1/17/2028	95,427	96,065
	Marlette Funding Trust,
[c]	Series 2019-2A Class A, 3.13% due 7/16/2029	22,306	22,376
[c]	Series 2019-4A Class A, 2.39% due 12/17/2029	37,057	37,228
[c]	Series 2020-1A Class B, 2.38% due 3/15/2030	150,000	151,410
[c]	Series 2020-2A Class A, 1.02% due 9/16/2030	24,434	24,461
[c]	Series 2021-1A Class A, 0.60% due 6/16/2031	263,418	263,590
	MMAF Equipment Finance, LLC,
[c]	Series 2014-AA Class A5, 2.33% due 12/8/2025	150,124	151,466
[c]	Series 2017-AA Class A4, 2.41% due 8/16/2024	219,171	220,118
[c]	Series 2018-A Class A3, 3.20% due 9/12/2022	40,823	41,069
	Nationstar HECM Loan Trust,
[a,c]	Series 2019-1A Class A, 2.651% due 6/25/2029	29,291	29,334
[a,c]	Series 2020-1A Class A1, 1.269% due 9/25/2030	82,208	82,414
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	400,000	400,152
[c]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	285,000	285,074
[c]	NMEF Funding, LLC, Series 2021-A Class A1, 0.341% due 3/15/2022	276,937	277,003
	Oportun Funding XII, LLC,
[c]	Series 2018-D Class A, 4.15% due 12/9/2024	200,000	201,329
[c]	Series 2018-D Class B, 4.83% due 12/9/2024	200,000	201,337
[c]	Oportun Funding, LLC, Series 2020-1 Class A, 2.20% due 5/15/2024	107,855	108,368
[c]	Pagaya AI Debt Selection Trust, Series 2020-3 Class A, 2.10% due 5/17/2027	139,257	140,251
[c]	Pawnee Equipment Receivables, LLC, Series 2019-1 Class A2, 2.29% due 10/15/2024	85,166	86,056
	PFS Financing Corp.,
[c]	Series 2018-F Class A, 3.52% due 10/15/2023	350,000	353,334
[c]	Series 2018-F Class B, 3.77% due 10/15/2023	259,000	261,513
[c]	Series 2019-A Class A2, 2.86% due 4/15/2024	400,000	408,067
[a,c]	Series 2019-B Class A, 0.623% (LIBOR 1 Month + 0.55%) due 9/15/2023	250,000	250,201
	PSNH Funding, LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	50,341	52,012
[c]	Regional Management Issuance Trust, Series 2019-1 Class A, 3.05% due 11/15/2028	175,000	178,729
[c]	Republic FInance Issuance Trust, Series 2019-A Class A, 3.43% due 11/22/2027	425,000	429,174
	SCF Equipment Leasing, LLC,
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	42,046	42,415
[c]	Series 2021-1A Class A1, 0.234% due 3/11/2022	130,904	130,897
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2016-3A Class A, 2.43% due 10/20/2033	340,434	341,733
	Small Business Lending Trust,
[c]	Series 2019-A Class A, 2.85% due 7/15/2026	7,575	7,570
[c]	Series 2020-A Class A, 2.62% due 12/15/2026	61,663	61,861
	SoFi Consumer Loan Program Trust,
[c]	Series 2019-2 Class A, 3.01% due 4/25/2028	231,115	231,570
[c]	Series 2020-1 Class A, 2.02% due 1/25/2029	137,427	138,286
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	450,000	453,139
[c]	SPS Servicer Advance Receivables Trust II, Series 2020-T1 Class AT1, 1.28% due 11/15/2052	250,000	250,931
[c]	Theorem Funding Trust, Series 2020-1A Class A, 2.48% due 10/15/2026	67,497	67,882
	Towd Point Mortgage Trust,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	27,397	27,837
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	50,951	52,795
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	147,665	152,519
[a,c]	Series 2019-HY2 Class 1, 1.092% (LIBOR 1 Month + 1.00%) due 5/25/2058	89,784	90,467
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	318,768	325,667
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	60,785	61,961
	Upstart Securitization Trust,
[c]	Series 2019-2 Class A, 2.897% due 9/20/2029	11,531	11,550
[c]	Series 2019-2 Class B, 3.734% due 9/20/2029	150,000	151,767
[c]	Series 2019-3 Class A, 2.684% due 1/21/2030	57,848	58,087
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	150,000	152,829

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
[c]	Series 2020-3 Class A, 1.702% due 11/20/2030	$ 98,315	$ 98,863
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	123,716	123,957
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	144,370	143,958
[c]	VSE VOI Mortgage, LLC, Series 2016-A Class A, 2.54% due 7/20/2033	142,380	142,783
			13,540,957
	Student Loan — 4.5%
[a,c]	Earnest Student Loan Program, LLC, Series 2016-B Class A1, 2.142% (LIBOR 1 Month + 2.05%) due 2/26/2035	98,886	99,004
	Navient Private Education Loan Trust,
[a,c]	Series 2014-AA Class A2B, 1.323% (LIBOR 1 Month + 1.25%) due 2/15/2029	278,819	280,357
[a,c]	Series 2017-A Class A2B, 0.973% (LIBOR 1 Month + 0.90%) due 12/16/2058	85,917	86,193
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	319,654	325,424
	Navient Student Loan Trust,
[a,c]	Series 2016-6A Class A2, 0.842% (LIBOR 1 Month + 0.75%) due 3/25/2066	43,316	43,443
[a,c]	Series 2017-1A Class A2, 0.842% (LIBOR 1 Month + 0.75%) due 7/26/2066	68,651	68,745
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 0.892% (LIBOR 1 Month + 0.80%) due 12/26/2033	116,123	116,589
[a,c]	Series 2015-3A Class A2, 0.692% (LIBOR 1 Month + 0.60%) due 2/27/2051	44,435	44,280
[a,c]	Series 2016-A Class A1A, 1.842% (LIBOR 1 Month + 1.75%) due 12/26/2040	17,631	17,714
[a,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 0.642% (LIBOR 1 Month + 0.55%) due 5/25/2057	19,581	19,371
[a,c]	SLM Private Education Loan Trust, Series 2014-A Class A3, 1.573% (LIBOR 1 Month + 1.50%) due 3/15/2032	12,042	12,047
	SLM Student Loan Trust,
[a]	Series 2011-2 Class A1, 0.692% (LIBOR 1 Month + 0.60%) due 11/25/2027	21,914	21,930
[a]	Series 2013-4 Class A, 0.642% (LIBOR 1 Month + 0.55%) due 6/25/2043	30,368	30,154
[a]	Series 2013-6 Class A3, 0.742% (LIBOR 1 Month + 0.65%) due 6/25/2055	188,618	189,556
	SMB Private Education Loan Trust,
[a,c]	Series 2015-A Class A2B, 1.073% (LIBOR 1 Month + 1.00%) due 6/15/2027	32,682	32,751
[a,c]	Series 2015-B Class A2B, 1.273% (LIBOR 1 Month + 1.20%) due 7/15/2027	357,126	358,394
[a,c]	Series 2016-B Class A2B, 1.523% (LIBOR 1 Month + 1.45%) due 2/17/2032	156,537	158,311
[a,c]	Series 2020-A Class A1, 0.401% (LIBOR 1 Month + 0.30%) due 3/15/2027	42,095	42,095
[a,c]	Series 2020-PTB Class A1, 0.392% (LIBOR 1 Month + 0.30%) due 9/15/2054	86,151	86,152
	SoFi Professional Loan Program, LLC,
[c]	Series 2016-B Class A2B, 2.74% due 10/25/2032	17,376	17,503
[c]	Series 2016-E Class A2B, 2.49% due 1/25/2036	88,841	89,297
[a,c]	Series 2017-A Class A1, 0.792% (LIBOR 1 Month + 0.70%) due 3/26/2040	27,936	27,973
			2,167,283
	Total Asset Backed Securities (Cost $23,930,836)		24,073,632
	Corporate Bonds — 24.5%
	Automobiles & Components — 3.0%
	Automobiles — 2.6%
[c]	BMW US Capital, LLC, 2.95% due 4/14/2022	130,000	132,717
	Daimler Finance North America, LLC,
[a,c]	1.056% (LIBOR 3 Month + 0.90%) due 2/15/2022	150,000	150,735
[c]	3.40% due 2/22/2022	200,000	203,930
[c]	Hyundai Capital America, 3.95% due 2/1/2022	245,000	249,645
[a,c]	Nissan Motor Acceptance Corp., 0.836% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	33,050
[b]	Toyota Motor Corp., 2.157% due 7/2/2022	18,000	18,346
[a]	Toyota Motor Credit Corp., 0.361% (SOFR + 0.34%) due 10/14/2022	250,000	250,600
[a,c]	Volkswagen Group of America Finance, LLC, 1.108% (LIBOR 3 Month + 0.94%) due 11/12/2021	200,000	200,644
	Trading Companies & Distributors — 0.4%
[b,c]	Mitsubishi HC Capital, Inc., 3.406% due 2/28/2022	200,000	203,288
			1,442,955
	Banks — 1.6%
	Banks — 1.6%
[a,b,c]	ABN AMRO Bank N.V., 0.709% (LIBOR 3 Month + 0.57%) due 8/27/2021	200,000	200,168
[a]	PNC Bank NA, 0.475% (LIBOR 3 Month + 0.33%) due 2/24/2023	250,000	250,390
	Santander Holdings USA, Inc., 4.45% due 12/3/2021	40,000	40,536
	Zions Bancorp N.A., 3.35% due 3/4/2022	250,000	254,303
			745,397
	Consumer Durables & Apparel — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Household Durables — 0.4%
[b,c]	Panasonic Corp., 2.536% due 7/19/2022	$200,000	$ 203,896
			203,896
	Diversified Financials — 1.9%
	Consumer Finance — 0.5%
[a,c]	Wells Fargo Bank NA, 1.00% (LIBOR 3 Month + 0.20%) due 5/18/2022	250,000	251,287
	Diversified Financial Services — 1.4%
[a]	Citigroup, Inc., 0.901% (SOFR + 0.87%) due 11/4/2022	100,000	100,204
[a,b]	Deutsche Bank AG, 1.369% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	100,851
[a]	Goldman Sachs Group, Inc., Series FRN, 0.436% (SOFR + 0.41%) due 1/27/2023	250,000	250,130
[a]	Morgan Stanley, 0.725% (SOFR + 0.70%) due 1/20/2023	215,000	215,497
			917,969
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
	EQM Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	21,000	21,924
[a]	Occidental Petroleum Corp., 1.606% (LIBOR 3 Month + 1.45%) due 8/15/2022	70,000	69,647
			91,571
	Food & Staples Retailing — 0.8%
	Food & Staples Retailing — 0.8%
[a,c]	7-Eleven, Inc., 0.612% (LIBOR 3 Month + 0.45%) due 8/10/2022	390,000	390,176
			390,176
	Food, Beverage & Tobacco — 0.9%
	Beverages — 0.5%
	Molson Coors Brewing Co., 2.10% due 7/15/2021	235,000	235,157
	Food Products — 0.4%
[b,c]	Barry Callebaut Services N.V., 5.50% due 6/15/2023	200,000	217,132
			452,289
	Health Care Equipment & Services — 0.6%
	Health Care Equipment & Supplies — 0.6%
	Zimmer Biomet Holdings, Inc., 3.375% due 11/30/2021	300,000	301,458
			301,458
	Insurance — 2.3%
	Insurance — 2.3%
[b]	Enstar Group Ltd., 4.50% due 3/10/2022	225,000	229,718
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	60,065
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	205,000	215,008
[c]	Jackson National Life Global Funding, 2.10% due 10/25/2021	100,000	100,581
[a,c]	New York Life Global Funding, 0.249% (SOFR + 0.22%) due 2/2/2023	250,000	250,082
	Reliance Standard Life Global Funding II,
[c]	2.625% due 7/22/2022	175,000	179,013
[c]	3.85% due 9/19/2023	50,000	53,446
			1,087,913
	Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
	Pharmaceuticals — 1.9%
	AbbVie, Inc., 3.45% due 3/15/2022	225,000	228,805
[a,b]	AstraZeneca plc, 0.821% (LIBOR 3 Month + 0.67%) due 8/17/2023	240,000	242,230
[c]	Bayer US Finance, LLC, 3.00% due 10/8/2021	450,000	453,136
			924,171
	Real Estate — 1.0%
	Equity Real Estate Investment Trusts — 1.0%
	SBA Tower Trust,
[c]	2.836% due 1/15/2050	100,000	104,267
[c]	3.722% due 4/9/2048	370,000	373,186
			477,453
	Software & Services — 0.4%
	Software — 0.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Oracle Corp., 1.90% due 9/15/2021	$204,000	$ 204,408
			204,408
	Technology Hardware & Equipment — 0.5%
	Communications Equipment — 0.5%
[b]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	225,000	231,476
			231,476
	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 1.5%
[a]	AT&T, Inc., 1.134% (LIBOR 3 Month + 0.95%) due 7/15/2021	450,000	450,157
	Qwest Corp., 6.75% due 12/1/2021	250,000	256,228
	Wireless Telecommunication Services — 1.2%
	Sprint Communications, Inc., 9.25% due 4/15/2022	550,000	584,512
			1,290,897
	Utilities — 6.3%
	Electric Utilities — 5.2%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	42,000	44,392
[a]	Dominion Energy, Inc., Series D, 0.649% (LIBOR 3 Month + 0.53%) due 9/15/2023	225,000	225,151
[a]	Duke Energy Corp., 0.297% (SOFR + 0.25%) due 6/10/2023	135,000	135,266
[a]	Duke Energy Florida, LLC, Series A, 0.391% (LIBOR 3 Month + 0.25%) due 11/26/2021	165,000	165,117
[a]	NextEra Energy Capital Holdings, Inc., 0.42% (LIBOR 3 Month + 0.27%) due 2/22/2023	200,000	200,026
	OGE Energy Corp., 0.703% due 5/26/2023	225,000	224,966
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	435,000	434,900
[a]	PPL Electric Utilities Corp., 0.396% (LIBOR 3 Month + 0.25%) due 9/28/2023	200,000	200,004
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	51,434
	Southern California Edison Co.,
[a]	Series D, 0.399% (LIBOR 3 Month + 0.27%) due 12/3/2021	190,000	190,032
[a]	Series F, 0.398% (SOFR + 0.35%) due 6/13/2022	230,000	230,131
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	188,628
	Virginia Electric & Power Co., 2.95% due 1/15/2022	205,000	206,546
	Gas Utilities — 1.1%
[a]	Atmos Energy Corp., 0.503% (LIBOR 3 Month + 0.38%) due 3/9/2023	170,000	170,066
[a]	CenterPoint Energy Resources Corp., 0.631% (LIBOR 3 Month + 0.50%) due 3/2/2023	155,000	155,028
[a]	ONE Gas, Inc., 0.735% (LIBOR 3 Month + 0.61%) due 3/11/2023	215,000	215,039
			3,036,726
	Total Corporate Bonds (Cost $11,742,068)		11,798,755
	Long-Term Municipal Bonds — 0.6%
	Colorado Educational & Cultural Facilities Authority, Series B, 2.474% due 3/1/2022	50,000	50,695
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	30,502
	2.631% due 6/15/2024	25,000	25,594
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	121,900
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	20,000	20,763
	4.00% due 9/15/2021	20,000	20,154
	Total Long-Term Municipal Bonds (Cost $265,028)		269,608
	Short-Term Investments — 11.2%
[e]	Thornburg Capital Management Fund	465,315	4,653,145
	TriState Insured Cash Sweep, 0.25% due 10/1/2050	750,710	750,710
	Total Short-Term Investments (Cost $5,403,855)		5,403,855
	Total Investments — 101.3% (Cost $48,500,019)		$48,738,284
	Liabilities Net of Other Assets — (1.3)%		(627,587)
	Net Assets — 100.0%		$48,110,697

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2021.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $27,085,369, representing 56.30% of the Fund’s net assets.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$7,005,333	$40,468,337	$(42,820,525)	$-	$-	$4,653,145	$4,922